Goodwill, Net - Schedule of Goodwill, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Goodwill, Net [Abstract]
Beginning balance	$ 11,630,956	$ 10,945,553
Acquisition		709,351
Disposal	(20,743)
Exchange differences	168,207	(23,948)
Ending balance	11,778,420	11,630,956
Accumulated impairment	(11,778,420)	(10,205,471)
Goodwill, net		$ 1,425,485